Deferred Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Deferred Revenue by Revenue Classification

Deferred revenue by revenue classification as of December 31, 2018 and September 30, 2019 was as follows (in thousands):

	December 31, 2018	September 30, 2019
		(unaudited)
Current deferred revenue
Sequencing	$11,238	$12,419
Development	1,457	48,850

Total current deferred revenue	12,695	61,269

Non-current deferred revenue
Sequencing	516	1,195
Development	188	227,144

Total non-current deferred revenue	704	228,339

Total current and non-current deferred revenue	$13,399	$289,608

Deferred revenue by revenue classification was as follows (in thousands):

	December 31,
	2017	2018
Deferred sequencing revenue	$11,747	$11,754
Deferred development revenue	2,301	1,645

Total deferred revenue	$14,048	$13,399

Changes in Deferred Revenue

Changes in deferred revenue during the nine months ended September 30, 2019 were as follows (in thousands):

Deferred revenue balance at December 31, 2018	$13,399
Additions to deferred revenue during the period (unaudited)	312,248
Revenue recognized during the period (unaudited)	(36,039)

Deferred revenue balance at September 30, 2019 (unaudited)	$289,608

Changes in deferred revenue were as follows (in thousands):

December 31,
2018
Deferred revenue balance at December 31, 2017	$14,048
Additions to deferred revenue during the period	9,727
Revenue recognized during the period	(10,376)

Deferred revenue balance at December 31, 2018	$13,399